Note 19 - Share-based Compensation (Details) - Stock Option Activity (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option Activity [Abstract]
Number of shares	131,729,497	133,161,231	37,111,101
Weighted average exercise price	1.92	1.92	1.99
Aggregate intrinsic value	15,436	15,436	7,070
Exercisable as of December 31, 2014	65,234,609
Exercisable as of December 31, 2014	1.94
Exercisable as of December 31, 2014	7,517
Granted on March 12, 2012			96,645,000
Granted on March 12, 2012			1.90
Number of shares exercised	(1,704,380)		(183,380)
Weighted average exercise price, exercised	2.09		1.95
Number of shares exercised forfeited	(2,113,656)	(1,431,734)	(411,490)
Weighted average exercise price, forfeited	1.92	1.96	2.09
Modification of the 2012 Options	(45,663,861)
Modification of the 2012 Options	1.90
Number of shares	82,247,600	131,729,497	133,161,231
Weighted average exercise price	1.90	1.92	1.92
Aggregate intrinsic value	10,177	15,436	15,436